Stock-Based Compensation (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2025	Sep. 19, 2024	Jul. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Stock-Based Compensation [Line Items]
Reserved shares for future issuance		4,329,617		1,759,608		1,759,608
Options were outstanding	4,329,617	4,329,617		4,329,617		4,329,617
Options were outstanding exercise price per share (in Dollars per share)	$ 1.3	$ 1.3		$ 1.3		$ 1.3
Options to purchase shares		4,329,617
Common stock at an exercise price (in Dollars per share)		$ 1.3
Number of shares equal to the lesser				5.00%		5.00%
Exercisable date of issuance				9 years 5 months 23 days		9 years 8 months 19 days		10 years
Weighted-average period	9 years 8 months 19 days			9 years 5 months 23 days		9 years 8 months 19 days
Issued option awards to non-employee consultants for services								539,796
Vesting equal monthly installments			48 months
Recognized at the grant date of the units (in Dollars)				$ 25,000		$ 25,000
Officer consultants allocated, percentage				30.00%		30.00%
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Total share-based compensation (in Dollars)				$ 4,336	$ 7,813	$ 25,458,000,000
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Total share-based compensation (in Dollars)					$ 12,608	$ 50,434,000,000	$ 5,428
Option [Member]
Stock-Based Compensation [Line Items]
Remaining vesting period percentage			50.00%
Vesting equal monthly installments			24 months
Legacy Lomond Stock Plan [Member]
Stock-Based Compensation [Line Items]
Options to purchase shares		4,329,617
Common stock at an exercise price (in Dollars per share)		$ 1.3
Exercisable date of issuance								10 years
2024 Stock Plan and Grant of Options [Member]
Stock-Based Compensation [Line Items]
Reserved shares for future issuance				1,759,608		1,759,608
Number of shares of common stock issued				1,759,608		1,759,608
Exercisable date of issuance				10 years		10 years
Unrecognized compensation expense related to the unvested stock options (in Dollars)				$ 8,500,000		$ 9,100,000
Weighted-average period				3 years 7 months 6 days		3 years 9 months 18 days
2024 Stock Plan and Grant of Options [Member] | Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Total share-based compensation (in Dollars)						$ 200,000
2024 Stock Plan and Grant of Options [Member] | General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Total share-based compensation (in Dollars)				$ 300,000		$ 200,000
2024 Stock Plan and Grant of Options [Member] | Option [Member]
Stock-Based Compensation [Line Items]
Remaining vesting period percentage			50.00%
2024 Stock Plan and Grant of Options [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Number of shares of common stock issued				4,329,617		4,329,617